UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-09485

Choice Funds

(Exact name of registrant as specified in charter)

5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Address of principal executive offices)

(Zip code)

Choice Investment Management, LLC 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant's telephone number, including area code:

303-488-2200

Date of fiscal year end:

10/31

Date of reporting period:1/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	COMMON STOCKS	87.4%
	Banking	7.4%
1,200	Fifth Third Bancorp		$ 55,764
5,400	Mellon Financial Corp.		158,490
4,900	New York Community Bancorp, Inc.		87,367
			301,621

	Computers-Services	5.6%
2,400	EMC Corp. *		31,440
3,000	First Data Corp.		122,220
1,900	Fiserv, Inc.		72,675
			226,335

	Computers-Software	10.5%
1,300	Citrix Systems, Inc. *		27,885
29	Computer Associates International, Inc.		789
900	Mercury Interactive Corp. *		39,393
4,600	Microsoft Corp.		120,888
2,000	Opsware, Inc. *		11,480
3,200	Symantec Corp. *		74,720
165,032	Validian Corp.*		102,320
27,778	Validian Corp., Warrants 3/8/2009*		-
1,800	VeriSign, Inc. *		46,512
			423,987

	Computer Storage / Hardware	1.0%
10,000	McData Corp. Class A		42,000

	Electronics-Semiconductor Manufacturing	17.9%
6,800	Applied Materials, Inc.*		108,120
3,900	Alliance Semiconductor Corp. *		11,700
4,700	Altera Corp. *		90,240
10,700	Intel Corp.		240,215
5,500	Intersil Corp.		81,565
8,000	LTX Corp.		46,480
3,700	Maxim Integrated Products, Inc.		144,337
			722,657

	Index Tracking Stocks	17.4%
3,000	Nasdaq 100 Share Index Series I		112,200
5,000	SPDR Trust Series I		590,800
			703,000
CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	Medical-Biotechnology	6.5%
2,500	Amgen, Inc. *		$ 155,600
15,100	Elite Pharmaceuticals Inc. - Class A		62,665
1,500	Teva Pharmaceutical Industries Ltd. (ADR)		43,095
			261,360

	Oil	0.4%
1,000	W&T Offshore, Inc. *		18,200

	Pharmaceuticals	4.1%
1,500	Eli Lilly & Co.		81,360
3,500	Pfizer, Inc.		84,560
			165,920

	REITS	1.0%
1,800	Impac Mortgage Holdings Inc.		41,112

	Retail-Consumer Goods	1.6%
10,000	Tweeter Home Entertainment Group, Inc. *		63,800

	Retail-Department / Discount	1.0%
2,000	Dollar General Corp.		40,420

	Telecommunications-Equipment	13.0%
4,500	Corning, Inc.		49,230
12,500	Cisco Systems, Inc.*		225,500
3,000	Juniper Networks, Inc. *		75,390
164	Lucent Technologies, Inc. Warrants 12/10/07 *		191
5,500	Motorola, Inc.		86,570
2,200	Nokia Corp. (ADR)		33,616
10,600	RF Micro Devices, Inc. *		57,982
			528,479

	Total Common Stocks (Cost $3,531,594)		3,538,891

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Principal/Shares			Value
	SHORT-TERM INVESTMENTS	31.7%
1,284,025	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 2.29% **		$ 1,284,025

	Total Short-Term Investments (Cost $1,284,025)		1,284,025

	TOTAL INVESTMENTS (Cost $4,815,619)	119.1%	$ 4,822,916

	Liabilities less Other Assets	-19.1%	(772,140)

	NET ASSETS	100.0%	$ 4,050,776

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2005.
ADR - American Depositary Receipts.
SPDR - Standard & Poor's Depositary Receipts

At January 31, 2005, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 52,268
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(44,971)
Net unrealized appreciation			$ 7,297

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	COMMON STOCKS	36.2%
	Advertising	0.9%
1,400	Omnicom Group, Inc.		$ 118,846

	Automotive	1.0%
3,500	General Motors Corp.		128,835

	Banking	3.1%
1,800	Barclays PLC		79,470
2,600	Citigroup, Inc.		127,530
3,400	JPMorgan Chase & Co.		126,922
2,800	MBNA Corp.		74,424
			408,346

	Basic Materials	1.0%
4,500	Companhia Vale do Rio Doce (ADR)		136,125

	Chemicals	1.0%
2,700	E. I. Du Pont de Nemours and Co.		128,412

	Commercial Services	0.8%
2,700	Pre-Paid Legal Services, Inc.		100,224

	Computers-Software	0.0%
8,220	Imageware Systems, Inc., Warrants 6/10/2009 *		-
88,889	Validian Corp., Warrants 3/8/2009*		-
			-

	Conglomerates	1.9%
40	Berkshire Hathaway Inc. Class B *		119,764
3,600	General Electric Co.		130,068
			249,832

	Construction	1.2%
2,100	M.D.C. Holdings, Inc.		152,880

	Defense	0.7%
1,500	Engineered Support Systems, Inc.		87,015

	Entertainment	2.2%
8,000	Regal Entertainment Group Class A		159,200
4,300	The Walt Disney Co.		123,109
			282,309
CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	Food	1.4%
3,000	Campbell Soup Co.		$ 87,960
1,800	General Mills, Inc.		95,382
			183,342

	Healthcare / Managed Care	2.9%
3,400	Centene Corp. *		114,070
3,900	Humana Inc.		133,653
1,900	Johnson & Johnson		122,930
			370,653

	Healthcare Services	0.6%
2,000	Lincare Holdings, Inc. *		83,000

	Insurance	3.9%
2,900	ACE Ltd.		125,860
2,100	Brown & Brown, Inc.		90,846
2,200	Hilb Rogal and Hobbs Co.		78,232
4,900	Odyssey Re Holdings Corp.		121,030
1,500	PartnerRe Ltd.		95,055
			511,023

	Medical-Biotechnology	2.4%
2,000	Abbott Laboratories		90,040
3,600	Bristol-Myers Squibb Co.		84,384
25,778	GlycoGenesys, Inc., Warrants 8/13/2008*		-
5,100	Pfizer Inc.		123,216
			297,640

	Multimedia	0.9%
22,000	Gemstar-TV Guide International, Inc. *		121,440

	Oil / Gas Producers & Services	4.1%
2,000	ConocoPhillips		185,580
8,100	Daugherty Resources, Inc., Warrants 1/13/2008 *		-
2,100	Energy Transfers Partners, L.P.		136,710
650	Eni SpA.-ADR		79,430
20,000	Galaxy Energy Corp., Warrants 1/2008 *		-
3,200	Petroleo Brasileiro S.A.		130,080
			531,800

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	REITS	1.0%
2,200	New Century Financial Corp.		$ 131,758

	Retail Apparel /Shoes	1.6%
3,400	Carter's, Inc. *		124,304
3,000	Ross Stores, Inc.		85,860
			210,164

	Retail-Home / Specialty	0.7%
2,300	Bed Bath & Beyond, Inc. *		92,667

	Telecommunications	1.9%
5,300	SBC Communications, Inc.		125,928
3,500	Verizon Communications, Inc.		124,565
			250,493

	Tobacco	1.0%
2,000	Altria Group, Inc.		127,660

	Total Common Stocks (Cost $4,528,038)		4,704,464

Principal/Shares
	SHORT-TERM INVESTMENTS	63.2%
6,021,034	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 2.29% **		6,021,034
2,200,000	U.S. Treasury Bill, 2.60%, 07/14/05 #		2,174,275

	Total Short-Term Investments (Cost $8,195,309)		8,195,309

	TOTAL INVESTMENTS (Cost $12,723,347)	99.4%	$ 12,899,773

	Liabilities less Other Assets	0.6%	77,662

	NET ASSETS	100.0%	$ 12,977,435

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Contracts			Unrealized Gain

	FUTURES CONTRACT SOLD SHORT
5	Russell Mini Futures Contracts maturing
	Mar 2005 (Underlying Face Amount at
	Value $327,200)		$ 14,525

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2005.
# Portion of security is pledged as collateral for futures contract.
ADR - American Depositary Receipts.
SPDR - Standard & Poor's Depositary Receipts

At January 31, 2005, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 240,154
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(49,203)
Net unrealized appreciation			$ 190,951

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	COMMON STOCKS	46.0%
	Automotive	0.8%
300	General Motors Corp.		$ 11,043

	Banking	4.5%
300	Bank of America Corp.		13,911
200	Fifth Third Bancorp		9,294
300	Friedman Billings Ramsey Group, Inc. Class A		5,904
100	Mellon Financial Corp.		2,935
1,700	New York Community Bancorp, Inc.		30,311
			62,355

	Computer Services	2.8%
500	First Data Corp.		20,370
500	Fiserv Inc. *		19,125
			39,495

	Computers-Software	4.3%
100	Citrix Systems, Inc. *		2,145
6,027	Imageware Systems, Inc., Warrants 6/10/2009 *		-
100	Mercury Interactive Corp. *		4,377
1,400	Microsoft Corp.		36,792
500	Symantec Corp. *		11,675
8,200	Validian Corp. *		5,084
			60,073

	Electronics-Semiconductor Manufacturing	7.3%
600	Applied Materials, Inc. *		9,540
3,400	Alliance Semiconductor Corp. *		10,200
300	Altera Corp. *		5,760
1,500	Intel Corp.		33,675
800	Maxim Integrated Products, Inc.		31,208
500	Texas Instruments, Inc.		11,605
			101,988

	Financial Services	0.6%
500	MCG Capital Corp.		8,750

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value

	Medical-Biotechnology	3.8%
200	Amgen, Inc. *		$ 12,448
300	Eli Lilly & Co.		16,272
1,800	Elite Pharmaceuticals, Inc. Class A *		7,470
16,111	GlycoGenesys, Inc., Warrants 8/13/2008 *		-
9,367	Large Scale Biology Corp., Warrants 5/5/2009 *		-
600	Merck & Co. Inc.		16,830
			53,020

	Natural Gas Distributor	0.6%
400	Ferrellgas Partners, L.P.		8,528

	Oil & Gas Producers & Services	0.0%
5,700	Daugherty Resources, Inc., Warrants 1/13/2008 *		-
17,000	Galaxy Energy Corp., Warrants 1/2008 *		-
			-

	Pharmaceuticals	0.2%
100	Pfizer, Inc.		2,416

	REITS	12.7%
300	American Home Mortgage Investment Corp.		10,029
600	Annaly Mortgage Management Inc.		11,760
1,400	Anworth Mortgage Asset Corp.		13,944
400	Colonial Properties Trust		14,520
1,100	Cornerstone Realty Income Trust, Inc.		10,571
400	Glenborough Realty Trust Inc.		7,704
300	Heritage Property Investment Trust, Inc.		8,832
700	HRPT Properties Trust		8,337
800	Highwoods Properties, Inc.		19,600
600	Impac Mortgage Holdings, Inc.		13,704
600	Lexington Corporate Property Trust		12,840
1,900	Senior Housing Properties Trust		31,445
800	U.S. Restaurant Properties, Inc.		13,400
			176,686

	Retail-Department / Discount	1.5%
1,000	Dollar General Corp.		20,210

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	Telecommunications-Equipment	2.6%
200	Juniper Networks, Inc. *		$ 5,026
600	Motorola, Inc.		9,444
500	Nokia Corp. (ADR)		7,640
600	SBC Communications Inc.		14,256
			36,366

	Telecommunications-Services	1.5%
500	AT&T Corp.		9,595
600	Cisco Systems, Inc.*		10,824
			20,419

	U.S. Governments / Agencies	2.8%
700	Fannie Mae, preferred 7.0%, adjustable rate *		39,528

	Total Common Stocks (Cost $637,496)		640,877

Principal/Shares	SHORT-TERM INVESTMENTS	40.5%

564,136	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 2.29% **		564,136

	Total Short-Term Investments (Cost $564,136)		564,136

	TOTAL INVESTMENTS (Cost $1,201,632)	86.5%	$ 1,205,013

	Liabilities less Other Assets	13.5%	187,804

	NET ASSETS	100.0%	$ 1,392,817

	SECURITIES SOLD SHORT
300	Abbott Laboratories		$ 13,506
100	Advanced Micro Devices, Inc. *		1,580
200	Affymetrix, Inc. *		8,232
400	Analog Devices, Inc.		14,356
200	Broadcom Corp. Class A *		6,366
400	Check Point Software Technologies Ltd. *		9,712
300	Costco Wholesale Corp.		14,181
1,900	Charles Schwab Corp.		21,356
100	Electronic Arts, Inc. *		6,434
CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)

Number of Shares			Value
	SECURITIES SOLD SHORT (continued)
700	Family Dollar Stores, Inc.		$ 23,415
77	Freescale Semiconductor Inc. Class B *		1,350
300	IntegraMed America, Inc. *		3,315
1,100	Limited Brands, Inc.		26,070
600	Linear Technology Corp.		22,644
400	Panera Bread Co. Class A *		20,400
600	Sonic Corp.		19,104
100	Starbucks Corp.		5,400
400	Telefonaktiebolaget LM Ericsson - Spons. ADR		11,732
300	Wendy's International, Inc.		11,766
600	Yum! Brands, Inc.		27,810
200	Zimmer Holdings Inc. *		15,770
	TOTAL SECURITIES SOLD SHORT
	(proceeds $282,499)		$ 284,499

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2005.
ADR - American Depositary Receipts.
SPDR - Standard & Poor's Depositary Receipts

At January 31, 2005, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 15,442
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(14,061)
Net unrealized appreciation			$ 1,381

Investment Valuation
Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. NASDAQ traded securities are valued using the NASDAQ
Official Closing Price (NOCP). Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days of purchase are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to Portfolio Securities Valuation Procedures (the "Procedures") adopted by the Board of Trustees. The Procedures consider, among others, the following factors to determine a security's fair value: the nature and pricing history of the security; whether dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Choice Funds

By (Signature and Title)

*/s/ Patrick S. Adams

       Patrick S. Adams, President

Date

3/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Patrick S. Adams

        Patrick S. Adams, President

Date

3/22/05

By (Signature and Title)

*/s/ Mark Stang

        Mark Stang, Treasurer

Date

3/22/05